Commitments and contingencies	9 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
17. Commitments and contingencies

Contractual commitments

As of September 30, 2017, there were no material contractual purchase commitments.

Claims and Contingencies

Joint ventures claims and accruals

Under the Neptune and the GDF Suez Cape Ann time charters, the joint ventures undertake to ensure that the vessel meets specified performance standards at all times during the term of the time charters. The performance standards include the vessel not exceeding a maximum average daily boil-off of LNG, subject to certain contractual exclusions, as specified in the time charter. Pursuant to the charters, the hire rate is subject to deduction by the charterer by, among other things, sums due in respect of the joint ventures’ failure to satisfy the specified performance standards during the period. The charterer has requested that the joint ventures calculate and present the boil-off since the beginning of the charters, compared with maximum average daily boil-off allowed under the time charter. The charters for the Neptune and GDF Suez Cape Ann started in 2009 and 2010, respectively. On September 8, 2017, the charterer notified the joint ventures that it was formally making a claim for compensation in accordance with the provisions of the charters for a stated quantity of LNG exceeding the maximum average daily boil-off since the beginning for the charters. The claim asserted a gross amount of compensation of $58 million for the excess boil-off volume but the claim recognized that the calculations for the amount required adjustment for allowable exclusions under the charters and requested the joint ventures provide updated calculations including the exclusions. Depending on interpretations of the contractual provisions including exclusions to the performance standards and based upon currently available information, it is estimated that the Partnership’s 50% share of the excess boil-off claim could range from zero or negligible amounts to approximately $29 million, or the gross amount claimed by the charterer. The charterer is expected to pursue the boil-off settlement and potentially other concessions. Accruals are recorded for loss contingencies or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. As of September 30, 2017, the joint ventures determined the liability associated with the boil-off claim was probable and could be reasonably estimated resulting in a total accrual of $23.7 million which was recorded as a reduction of time charter revenues. The Partnership’s 50% share of the accrual was approximately $11.9 million. Refer to notes 5 and 13. The claim may ultimately be settled through negotiation or arbitration. The joint ventures will continue to monitor this issue and adjust accruals, as might be required, based upon additional information and further developments. Höegh LNG and the other major owner guarantee the performance and payment obligations of the joint ventures under the time charters. The guarantees are joint and several for the performance obligations and several for the payment obligations. Depending on the amount and timing of the potential settlement and whether such settlement is funded by the performance guarantees by Höegh LNG and the other major owner or by the joint ventures, a settlement of the claim for boil-off with the charterer could have a material adverse effect on the joint ventures’ financial condition and results of operations. As a result, the joint ventures have suspended payments on their shareholder loans pending the outcome of the boil-off claim. Refer to note 9.

To the extent that an excess boil-off claim results in a settlement, the Partnership would be indemnified by Höegh LNG for its share of the cash impact of any settlement. As a result, the ultimate outcome of the boil-off claim, on an isolated basis, is not expected to have a material adverse effect on the Partnership’s financial position. However, other concessions, if any, would not be expected to be indemnified. In addition, the suspension of the payments of the shareholder loans will reduce cash flows available to the Partnership. Furthermore, the increase in the accruals for or the resolution of the excess boil-off claim may have a material adverse effect on the Partnership’s results of operations for that period.

Indonesian corporate income tax

In 2015, the Indonesian Minister of Finance issued regulations that provided that Indonesian corporate taxpayers are subject to a limit in claiming interest expense as tax deduction where their debt to equity ratio exceeds 4:1 which was effective from January 1, 2016. Certain industries, including the infrastructure industry, are exempted from the debt to equity ratio requirements. The infrastructure industry is not defined in the regulations; however, additional guidance was expected to be provided in early 2016. As of September 30, 2017, the additional guidance had not yet been provided. Therefore, it is not certain if guidance will be provided to clarify whether the Partnership’s Indonesian subsidiary would qualify as part of the infrastructure industry and be exempted from the requirements. As a result, the limitations on the deductibility of interest expense has been applied for the year ended December 31, 2016 and the three and nine months ended September 30, 2017, increasing the taxable income and the income tax expense of the Indonesian subsidiary. Due to the uncertainty of realizing the benefit of a 2013 tax loss carryforward in Indonesia, no income tax benefit was recognized. As a result of being unable to utilize the prior year tax loss, a long-term income tax liability of $2.2 million and $2.5 million was recognized for the year ended December 31, 2016 and the nine months ended September 30, 2017, respectively, for the uncertain tax position (refer to note 8). To the extent that the long-term income tax liability becomes payable, the current income tax payable is expected to qualify for reimbursement by PGN LNG under terms of the time charter. The Partnership continues to monitor interpretations and developing practice in order to evaluate the possibility to apply the exemption.

Based upon the Partnership’s experience in Indonesia, tax regulations, guidance and interpretation in Indonesia may not always be clear and may be subject to alternative interpretations or changes in interpretations over time. The Partnership’s Indonesian subsidiary is subject to examination by the Indonesian tax authorities for up to five years following the completion of a fiscal year. The examinations may lead to ordinary course adjustments or proposed adjustments to the Partnership’s taxes or tax loss carryforwards with respect to years under examination. The Partnership has recognized a provision in 2013 related to an uncertain tax position for the 2013 tax loss carryforward. It is reasonably possible within the next 12 months that the Partnership’s Indonesian subsidiary will be subject to a tax examination. Such an examination may or may not result in changes to the Partnership’s provisions on tax filings from 2013 through 2016. To date, there has been no tax audit on the Partnership’s operations in Indonesia.

PGN LNG claims including delay liquidated damages

The Partnership was indemnified by Höegh LNG for non-budgeted expenses (including repair and warranty costs) incurred in connection with the PGN FSRU Lampung project and for certain costs related to the restatement of the Partnership’s financial statements filed with the SEC on November 30, 2015.

In the third quarter of 2017, the Partnership received indemnification payments with respect to non-budgeted expenses of $1.1 million for warranty costs related to the Mooring based on claims filed for the second quarter of 2017 and earlier periods which were recorded as a contribution to equity. Indemnification payments received from Höegh LNG are subject to repayment to the extent the amounts are subsequently recovered from insurance. Refer to note 6. The Partnership received payments for filed claims for indemnifications with respect to non-budgeted expenses (including the warranty provisions, value added tax, withholding tax, costs related to the restatement of the Partnership’s financial statements filed with the SEC on November 30, 2015 and other non-budgeted expenses) of approximately $2.1 million and $2.4 million for the nine months ended September 30, 2016 and year ended December 31, 2016, respectively, which were recorded as a contribution to equity. The Partnership filed claims and was paid $0.3 million in the fourth quarter of 2016 for indemnification of non-budgeted expenses for the three months ended September 30, 2016.

Höegh Gallant claims and indemnification

In the third quarter of 2017, the Partnership began investigating with EgyptCo a performance measure included in EgyptCo’s charter with respect to the Höegh Gallant. The investigation includes whether such a performance measure was directly linked to a specified performance standard which could give rise to a customer claim for reduced hire or damages. Based upon the status of the investigation and currently available information, it is not considered probable that a liability has been incurred for reduced hire or damages. As a result, no accrual has been recorded. The further investigation will be monitored and the assessment updated based on additional information and further developments.

The Partnership was indemnified by Höegh LNG for losses incurred in connection with the commencement of services under the time charter with EgyptCo (including technical issues) incurred in connection with Höegh Gallant.

For the nine months ended September 30, 2017, the Partnership received indemnification payments with respect to losses incurred in connection with the commencement of services under the time charter due to technical issues of $0.5 million for the first and second quarters of 2017 which were recorded as a contribution to equity. The Partnership filed claims and was paid $0.9 million in the third quarter of 2016 for indemnification of losses incurred in connection with the commencement of services under the time charter with EgyptCo due to start up technical issues and $0.1 million for other costs incurred the three months ended September 30, 2016. The Partnership received payments for filed claims of $1.0 million and $1.4 million for the nine months ended September 30, 2016 and year ended December 31, 2016 for indemnification of losses due to start up technical issues and for other costs incurred which were recorded as a contribution to equity.